Fair Value Measurements (Details) - Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates - ArcLight - $ / shares	2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Sep. 25, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike price (in Dollars per share)	$ 10.00	$ 15.67	$ 10.04	$ 10.04
Expected term (in years)	1 year	5 years 3 months	1 year	5 years 8 months 23 days
Expected volatility	15.00%	10.00%	22.00%	22.00%
Risk-free interest rate	37.00%	0.98%	0.38%	0.38%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%